Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)
Significant Accounting Policies (Textual)
Straight-line method over the grant period	50 years
Percentage of maximum revenue payment to customer	3.00%
Government grants	$ 146,992	$ 243,176
Shipping and handling costs	1,841,312	2,296,687
Advertising costs	$ 3,217,096	2,048,026
Description of value-added tax	Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018, the Company is subject to a VAT rate of 16% based on the new Chinese tax law.
Cash and cash equivalents	$ 14,800,772	$ 8,884,829			$ 4,269,331
RMB [Member]
Significant Accounting Policies (Textual)
Cash and cash equivalents | ¥			¥ 99,661,001	¥ 55,868,691